EVENT SUBSEQUENT TO THE BALANCE SHEET DATE	6 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
EVENT SUBSEQUENT TO THE BALANCE SHEET DATE
NOTE 6 – EVENT SUBSEQUENT TO THE BALANCE SHEET DATE

On July 15, 2019, the Company implemented a change in the ratio of its ADSs to ordinary shares, from one ADS representing one ordinary share to a new ratio of one ADS representing 15 ordinary shares.